FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF CASH FLOWS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income (loss)	$ (70,943,484)	$ (111,928,941)	$ 33,323,952
Share-based compensation	1,881,401	2,249,834	2,206,025
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets	29,616	(15,042,913)	(5,723,463)
Amount due from related parties	(6,853,965)	8,418,601	(7,390,878)
Net cash provided by (used in) operating activities	(16,525,817)	(10,307,234)	44,857,910
Investing activities:
Net cash used in investing activities	(30,696,113)	(102,922,470)	(274,138,829)
Financing activities:
Repurchase of ordinary shares		(500,724)
Options exercised	135,171
Net cash provided by financing activities	48,826,684	27,143,830	112,781,530
Net increase (decrease) in cash and cash equivalents	1,152,060	(86,018,074)	(110,938,700)
Cash and cash equivalents at the beginning of the year	6,679,024	92,697,098	203,635,798
Cash and cash equivalents at the end of the year	7,831,084	6,679,024	92,697,098
Parent Company [Member]
Operating activities:
Net income (loss)	(70,943,484)	(111,928,941)	33,323,952
Share of results of subsidiaries	67,890,514	108,228,045	(35,729,782)
Share-based compensation	1,881,401	2,249,834	2,206,025
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets	344,717	(31,207)	(142,001)
Changes in other current liabilities	137,390	214,231	(916,531)
Amount due from related parties		(210,523)
Net cash provided by (used in) operating activities	(689,462)	(1,478,561)	(1,258,337)
Investing activities:
Capital contributed to subsidiaries		(4,811,175)	(37,990,278)
Cash collected from subsidiaries when liquidation	71,503	4,390,250
Disposition of Nanjing Daqo		4,778,657
Net cash used in investing activities	71,503	4,357,732	(37,827,297)
Financing activities:
Repurchase of ordinary shares		(500,724)
Options exercised	135,171
Net cash provided by financing activities	135,171	(500,724)
Net increase (decrease) in cash and cash equivalents	(482,788)	2,378,447	(39,085,634)
Cash and cash equivalents at the beginning of the year	5,669,834	3,291,387	42,377,021
Cash and cash equivalents at the end of the year	5,187,046	5,669,834	3,291,387
Supplemental disclosure of cash flow information:
Total consideration		9,888,742
Less: amount due from Daqo Group		(5,110,085)
Total cash consideration received		$ 4,778,657